                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

                         SUPPLEMENT DATED MARCH 3, 2003
                                     TO THE
                          PROSPECTUS DATED JULY 1, 2002
                                       FOR
                        MERRILL LYNCH CONSULTS ANNUITY(SM)


Effective March 3, 2003, one of the Funds described in your Contract prospectus, but not currently available for allocations of premiums or contract value, changed its subadviser and name. The Roszel/Neuberger Berman Small Cap Growth Portfolio of the MLIG Variable Insurance Trust is now subadvised by Delaware Management Company and has changed its name to the Roszel/Delaware Small-Mid Cap Growth Portfolio. Accordingly, effective March 3, 2003, the name of the subaccount corresponding to the Roszel/Neuberger Berman Small Cap Growth Portfolio changed its name from the Roszel/Neuberger Berman Small Cap Growth Subaccount to the Roszel/Delaware Small-Mid Cap Growth Subaccount.

Effective following the close of business on March 14, 2003, the subaccount investing in the Roszel/Delaware Small-Mid Cap Growth Portfolio will be available to allocations of premiums and contract value.

                                      * * *

If you have any questions about this change, please contact your Financial Advisor, or call or write the Service Center at (800) 535-5549, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

                         SUPPLEMENT DATED MARCH 3, 2003
                                     TO THE
                          PROSPECTUS DATED JULY 1, 2002
                                       FOR
                        MERRILL LYNCH CONSULTS ANNUITY(SM)


Effective March 3, 2003, one of the Funds described in your Contract prospectus changed its subadviser and name. The Roszel/Neuberger Berman Small Cap Growth Portfolio of the MLIG Variable Insurance Trust is now subadvised by Delaware Management Company and has changed its name to the Roszel/Delaware Small-Mid Cap Growth Portfolio. Accordingly, effective March 3, 2003, the name of the subaccount corresponding to the Roszel/Neuberger Berman Small Cap Growth Portfolio changed its name from the Roszel/Neuberger Berman Small Cap Growth Subaccount to the Roszel/Delaware Small-Mid Cap Growth Subaccount.

                                      * * *

If you have any questions about this change, please contact your Financial Advisor, or call or write the Service Center at (800) 535-5549, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.